May 01, 2017

BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

(the “Fund”)

Supplement dated May 23, 2017 to

the Prospectus dated May 1, 2017, as amended or supplemented to date

Fund management has determined to make changes to the members of the Fund’s portfolio management team responsible for the equity portion of the Fund’s portfolio. The changes in the Fund’s portfolio management team will result in certain changes to the Fund’s investment strategies and risks. All of these changes are expected to become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Prospectus:

Change in the Fund’s Investment Strategies and Risks

The last two sentences of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund” are deleted.

The following sentences replace the first sentence of the second paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund”:

The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The fourth and fifth paragraphs in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps, credit default swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000 Index. The use of options, futures, indexed securities, inverse securities, swaps, credit default swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The seventh paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

With respect to its equity investments, the Fund invests in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Principal Risks of Investing in the Fund” is amended to add the following risks:

•	Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.